PROPERTY, PLANT AND EQUIPMENT - Rollforward Schedule (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	[1]	$ 7,153.2
Additions		446.9	$ 607.5
Ending balance		6,696.4	7,153.2	[1]
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		13,437.1	14,559.4
Additions		415.5	607.5
Reclassification, transfers and other non-cash movements		102.1	52.3
Reclassified as held for sale and disposals		(1,491.3)	(1,782.1)
Ending balance		12,463.4	13,437.1
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(6,283.9)	(7,021.3)
DDA		(443.1)	(437.3)
Impairment and impairment reversal		(1.0)	(356.5)
Reclassified as held for sale and disposals		961.1	1,531.2
Ending balance		(5,766.9)	(6,283.9)
Mining property costs subject to depletion
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		2,256.1
Ending balance		2,110.5	2,256.1
Mining property costs subject to depletion | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		5,527.0	5,860.4
Additions		148.0	231.9
Reclassification, transfers and other non-cash movements		313.0	146.9
Reclassified as held for sale and disposals		(608.2)	(712.2)
Ending balance		5,379.8	5,527.0
Mining property costs subject to depletion | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(3,270.9)	(3,569.4)
DDA		(285.8)	(224.9)
Impairment and impairment reversal		99.0	(129.7)
Reclassified as held for sale and disposals		188.4	653.1
Ending balance		(3,269.3)	(3,270.9)
Mining property costs not subject to depletion
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		922.2
Ending balance		1,097.0	922.2
Mining property costs not subject to depletion | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		1,708.6	1,708.9
Additions		130.4	62.7
Reclassification, transfers and other non-cash movements		(221.3)	226.3
Reclassified as held for sale and disposals		(204.2)	(289.3)
Ending balance		1,413.5	1,708.6
Mining property costs not subject to depletion | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(786.4)	(1,032.7)
DDA		0.0	0.0
Impairment and impairment reversal		0.0	(7.5)
Reclassified as held for sale and disposals		469.9	253.8
Ending balance		(316.5)	(786.4)
Land, building, plant & equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		1,091.9
Ending balance		903.5	1,091.9
Land, building, plant & equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		2,490.4	2,745.2
Additions		64.0	94.1
Reclassification, transfers and other non-cash movements		310.4	(29.2)
Reclassified as held for sale and disposals		(682.1)	(319.7)
Ending balance		2,182.7	2,490.4
Land, building, plant & equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(1,398.5)	(1,370.7)
DDA		(157.3)	(212.4)
Impairment and impairment reversal		(26.2)	(80.4)
Reclassified as held for sale and disposals		302.8	265.0
Ending balance		(1,279.2)	(1,398.5)
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		261.6
Ending balance		0.0	261.6
Construction in progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		261.6	89.6
Additions		58.6	172.0
Reclassification, transfers and other non-cash movements		(320.2)	0.0
Reclassified as held for sale and disposals		0.0	0.0
Ending balance		0.0	261.6
Construction in progress | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		0.0	0.0
DDA		0.0	0.0
Impairment and impairment reversal		0.0	0.0
Reclassified as held for sale and disposals		0.0	0.0
Ending balance		0.0	0.0
Exploration & evaluation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		2,621.4
Ending balance		2,585.5	2,621.4
Exploration & evaluation | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		3,449.5	4,155.3
Additions		14.5	46.8
Reclassification, transfers and other non-cash movements		20.2	(291.7)
Reclassified as held for sale and disposals		3.2	(460.9)
Ending balance		3,487.4	3,449.5
Exploration & evaluation | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(828.1)	(1,048.5)
DDA		0.0	0.0
Impairment and impairment reversal		(73.8)	(138.9)
Reclassified as held for sale and disposals		0.0	359.3
Ending balance		$ (901.9)	$ (828.1)

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.